COMMITMENTS AND CONTINGENT LIABILITIES - Future Minimum Lease Payments, Capital Lease Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	$ 1.0
2017	1.2
2018	4.6
2019	0.6
2020	0.6
Thereafter	3.7
Total minimum payments	11.7
Less: interest	(2.4)
Capital lease obligations	9.3
Less: current maturities	0.3	$ 1.7
Long-term portion	$ 9.0	$ 10.3